TRADE AND OTHER RECEIVABLES - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [Line Items]
Financial Assets	$ 147,033	$ 143,016
Trade receivables
Disclosure of financial assets [Line Items]
Financial Assets	103,535	102,789
Trade receivables | Cost
Disclosure of financial assets [Line Items]
Financial Assets	104,612	103,789
Trade receivables | Loss allowances
Disclosure of financial assets [Line Items]
Financial Assets	(1,077)	(1,000)
Other receivables
Disclosure of financial assets [Line Items]
Financial Assets	936	1,257
Other receivables | Cost
Disclosure of financial assets [Line Items]
Financial Assets	936	1,257
Other receivables | Loss allowances
Disclosure of financial assets [Line Items]
Financial Assets	$ 0	$ 0